Banking Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	30.56%	11.70%	11.43%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	23.37%	5.41%	6.29%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.84%	4.46%	5.64%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.88%	3.76%	4.72%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	23.08%	5.06%	5.98%